Sales, General and Administrative Expenses - Schedule of Sales, General and Administrative Expenses (Details) - Selling, general and administrative expense [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Sales, General and Administrative Expenses [Line Items]
Salaries, wages and related expenses	$ 1,055	$ 925	$ 1,769
Share-based payments	112	272	823
Reimbursement of legal fees		(86)	(116)
Other professional fees	1,060	772	1,005
Board member remuneration and insurance	487	627	818
Board member share-based payments	83	193	284
Maintenance expenses	59	62	196
Travel and car expenses	98	108	130
Depreciation	203	186	197
Other	88	124	131
Sales, General and Administrative Expenses total	$ 3,245	$ 3,183	$ 5,237